VIRTUS Newfleet ABS MACS
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value	Value
Asset-Backed Securities—93.4%
Automobiles—46.2%
ACM Auto Trust
2025-2A, A 144A 5.550%, 6/20/28(1)	$735	$732
2025-3A, A 144A 5.010%, 1/22/30(1)	904	900
American Credit Acceptance Receivables Trust 2025-1, C 144A 5.090%, 8/12/31(1)	1,025	1,033
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(1)	66	66
2024-1A, B 144A 6.870%, 6/17/30(1)	335	344
2025-1A, A2 144A 4.920%, 5/15/29(1)	600	601
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	238	236
(AESOP) 2022-5A, A 144A 6.120%, 4/20/27(1)	42	42
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(1)	29	29
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	700	704
Carvana Auto Receivables Trust
2021-N2, C 1.070%, 3/10/28	7	7
2021-N3, D 1.580%, 6/12/28	86	84
2021-P3, B 1.420%, 8/10/27	660	642
2022-N1, C 144A 3.320%, 12/11/28(1)	29	29
2023-N4, C 144A 6.590%, 2/11/30(1)	930	956
2024-N1, B 144A 5.630%, 5/10/30(1)	300	304
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(1)	650	656
CPS Auto Receivables Trust 2024-A, C 144A 5.740%, 4/15/30(1)	60	61
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	229	232
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(1)	286	291
Exeter Automobile Receivables Trust
2023-3A, D 6.680%, 4/16/29	272	278
2024-5A, B 4.480%, 4/16/29	65	65
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	190	191
First Investors Auto Owner Trust 2022-1A, C 144A 3.130%, 5/15/28(1)	524	522
GLS Auto Receivables Issuer Trust
2022-2A, D 144A 6.150%, 4/17/28(1)	332	334
2024-2A, C 144A 6.030%, 2/15/30(1)	590	603
	Par Value	Value
Automobiles—continued
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	$849	$848
2023-4A, C 144A 6.760%, 3/15/29(1)	62	64
2025-1A, D 144A 5.520%, 5/17/32(1)	495	506
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(1)	138	138
2024-2A, A2 144A 5.990%, 5/15/29(1)	268	270
2024-3A, B 144A 5.030%, 11/15/30(1)	260	260
2025-1A, A2 144A 5.100%, 10/15/30(1)	613	614
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	277	279
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)	110	111
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(1)	235	236
Tricolor Auto Securitization Trust 2024-2A, C 144A 6.930%, 4/17/28(1)	700	419
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(1)	69	70
United Auto Credit Securitization Trust
2022-2, D 144A 6.840%, 1/10/28(1)	825	827
2024-1, C 144A 7.060%, 10/10/29(1)	235	236
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	270	274
Veros Auto Receivables Trust
2024-1, C 144A 7.570%, 12/15/28(1)	235	241
2025-1, B 144A 5.540%, 7/16/29(1)	1,000	1,007
Westlake Automobile Receivables Trust
2024-1A, B 144A 5.550%, 11/15/27(1)	623	627
2024-2A, B 144A 5.620%, 3/15/30(1)	780	790
		17,759

Consumer Loans—2.4%
ACHV ABS Trust 2024-1PL, A 144A 5.900%, 4/25/31(1)	63	63
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	541	531
Reach ABS Trust
2024-1A, B 144A 6.290%, 2/18/31(1)	285	288
2025-1A, A 144A 4.960%, 8/16/32(1)	42	43
		925

See Notes to Schedule of Investments

VIRTUS Newfleet ABS MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Credit Card—1.5%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(1)	$585	$589
Other—43.3%
Affirm Asset Securitization Trust 2024-X2, A 144A 5.220%, 12/17/29(1)	66	66
Affirm Master Trust Series 2025-3A, A 144A 4.450%, 10/16/34(1)	910	909
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	743	756
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(1)	519	509
2020-AA, B 144A 2.790%, 7/17/46(1)	558	535
2024-A, B 144A 5.060%, 4/18/50(1)	225	227
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	60	62
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(1)	252	258
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(1)	585	593
BXG Receivables Note Trust
2020-A, B 144A 2.490%, 2/28/36(1)	58	57
2023-A, A 144A 5.770%, 11/15/38(1)	36	37
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(1)	63	63
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	134	135
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(1)	178	179
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(1)	278	167
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(1)	220	209
2023-1A, A 144A 5.670%, 12/15/43(1)	43	44
2023-2A, A 144A 6.530%, 6/15/49(1)	311	325
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(1)	246	255
Hilton Grand Vacations Trust
2022-2A, C 144A 5.570%, 1/25/37(1)	19	19
2024-2A, A 144A 5.500%, 3/25/38(1)	45	46
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	59	58
HINNT LLC 2025-A, B 144A 5.450%, 3/15/44(1)	814	821
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	690	689
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	290	281
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	835	833
	Par Value	Value

Other—continued
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	$120	$120
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	197	193
2023-1A, B 144A 5.420%, 10/20/40(1)	33	33
2024-1A, A 144A 5.320%, 2/20/43(1)	171	175
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	398	359
NBC Funding LLC 2025-1A, A2 144A 6.209%, 7/30/55(1)	575	588
NMEF Funding LLC
2024-A, A2 144A 5.150%, 12/15/31(1)	388	391
2025-A, B 144A 5.180%, 7/15/32(1)	235	237
Octane Receivables Trust
2023-3A, B 144A 6.480%, 7/20/29(1)	62	63
2023-3A, C 144A 6.740%, 8/20/29(1)	611	627
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(1)	260	261
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	545	552
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	290	291
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)	305	313
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(1)	178	182
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	117	121
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(1)	290	293
SoFi Consumer Loan Program Trust 2025-1, A 144A 4.800%, 2/27/34(1)	71	71
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(1)	1,000	997
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	590	600
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	287	285
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	878	892
See Notes to Schedule of Investments

VIRTUS Newfleet ABS MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

	Other—continued
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	$861	$860
		16,637

	Total Asset-Backed Securities (Identified Cost $36,131)	35,910

	Total Long-Term Investments—93.4% (Identified Cost $36,131)	35,910

	TOTAL INVESTMENTS—93.4% (Identified Cost $36,131)	$35,910
	Other assets and liabilities, net—6.6%	2,552
	NET ASSETS—100.0%	$38,462

Abbreviations:
ABS	Asset-Backed Securities
LLC	Limited Liability Company
plc	Public Limited Company

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to a value of $34,130 or 88.7% of net assets.

The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$35,910	$35,910
Total Investments	$35,910	$35,910
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET ABS MACS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
(Unaudited)
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent annual financial statements.